GENERAL - Indirect Subsidiaries (Details) - IDR (Rp) Rp in Billions		12 Months Ended
	Dec. 27, 2021	Dec. 31, 2021	Dec. 31, 2020
Sigma
Direct/ Indirect subsidiaries
Percentage of ownership interest	0.11%	100.00%	100.00%
Total assets before elimination		Rp 5,054	Rp 6,008
Telekomunikasi Indonesia International Pte. Ltd., Singapore
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 3,272	Rp 3,320
Infomedia
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 2,350	Rp 2,387
TLT
Direct/ Indirect subsidiaries
Percentage of ownership interest		55.00%	55.00%
Total assets before elimination		Rp 2,204	Rp 2,204
Telekomunikasi Indonesia International Ltd., Hong Kong
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 2,998	Rp 2,652
MDI
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 5,784	Rp 3,461
MD Media
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 1,207	Rp 1,121
Finnet
Direct/ Indirect subsidiaries
Percentage of ownership interest		60.00%	60.00%
Total assets before elimination		Rp 1,294	Rp 1,371
PST
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	95.00%
Total assets before elimination		Rp 1,097	Rp 830
TL
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 708	Rp 719
TSGN
Direct/ Indirect subsidiaries
Percentage of ownership interest		70.00%	70.00%
Total assets before elimination		Rp 596	Rp 664
SSI.
Direct/ Indirect subsidiaries
Percentage of ownership interest		51.00%	51.00%
Total assets before elimination		Rp 485	Rp 576
Melon
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 1,187	Rp 848
TMI
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 692	Rp 594
Ad Medika
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 543	Rp 479
GYS
Direct/ Indirect subsidiaries
Percentage of ownership interest		51.00%	51.00%
Total assets before elimination		Rp 288	Rp 289
NSI
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 309	Rp 316
Metra Plasa
Direct/ Indirect subsidiaries
Percentage of ownership interest		60.00%	60.00%
Total assets before elimination		Rp 61	Rp 260
Nutech
Direct/ Indirect subsidiaries
Percentage of ownership interest		60.00%	60.00%
Total assets before elimination		Rp 198	Rp 136
Telekomuni kasi Indonesia International Pty Ltd [Member]
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 34	Rp 88
Telkom USA
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 191	Rp 115
Telin Malaysia
Direct/ Indirect subsidiaries
Percentage of ownership interest		70.00%	70.00%
Total assets before elimination		Rp 27	Rp 39
SMI
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	100.00%
Total assets before elimination		Rp 10	Rp 16
PT Digital Aplikasi Solusi Member
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%	49.00%
Total assets before elimination		Rp 389	Rp 320
PT Telkomsel Ekosistem Digital Member
Direct/ Indirect subsidiaries
Percentage of ownership interest		100.00%
Total assets before elimination		Rp 197